Shareholder Fees - FidelityMagellanK6Fund-PRO	May 30, 2024 USD ($)
FidelityMagellanK6Fund-PRO | Fidelity Magellan K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none